Note 25 - Subsequent Events	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Subsequent Events [Text Block]

25. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On July 1, 2024, the Company declared a dividend of $0.115 per share on the common stock, which was paid on August 6, 2024, to holders of record of common stock as of July 19, 2024.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E): On July 1, 2024, the Company declared a dividend of $0.476563 per share on the Series B Preferred Stock, $0.531250 per share on the Series C Preferred Stock, $0.546875 per share on the Series D Preferred Stock and $0.554688 per share on the Series E Preferred Stock, which were all paid on July 15, 2024 to holders of record as of July 12, 2024.

(c)	Vessel acquisition: On July 9, 2024, the Company took delivery of the 2012-built, 181,415 DWT capacity dry bulk vessel Frontier (Note 7).

(d)	Redemption of preferred shares: On July 15, 2024, the Company completed the full redemption of all of its outstanding shares of Series E Preferred Stock (Note 17(b)).

(e)

Vessel sale: On July 31, 2024, the dry bulk vessel Oracle (Note 7) was delivered to her buyers. On July 15, 2024, pursuant to the sale of the vessel Oracle, the Company prepaid the amount of $8,255 related to the term loan discussed in Note 11.A.30.

(f)

Investment in leaseback vessels: In  July 2024, NML acquired one offshore support vessel for $16,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. Additionally, in July 2024 the two vessels discussed in Note 12 (b) ii.1 and 12 (b) ii.5 sold to third party buyers and the then outstanding loan receivable balances of $19,663, in the aggregate, under the bareboat agreements were fully received and the respective outstanding loan balances of $16,720, in the aggregate, discussed in Notes 11.A.31 and 11.A.32, were fully repaid.

(g)	Drawdown of loan facility: Following the delivery of the dry bulk vessel Frontier (Note 25 (c)), the Company, on July 18, 2024, drew down the amount of $21,600 related to the term loan discussed in Note 11.A.33).